Related Parties	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Parties
RELATED PARTIES

SunEdison Bankruptcy

As described above, the SunEdison Debtors filed for bankruptcy on April 21, 2016. The Company is not a part of the SunEdison Bankruptcy and has no plans to file for bankruptcy itself. The Company does not rely on SunEdison for funding or liquidity and believes that the Company will have sufficient liquidity to support its ongoing operations, absent the potential negative impact of default conditions that could arise from failure to meet financial statement deadlines as described in Note 1. Nature of Operations and Basis of Presentation and Note 6. Long-term Debt. The Company believes its equity interests in its renewable energy facilities that are legally owned by the Company’s subsidiaries are not available to satisfy the claims of the creditors of the SunEdison Bankruptcy.

During the SunEdison Bankruptcy, SunEdison has not performed substantially as obligated under its agreements with the Company, including under its sponsor arrangement and certain O&M and asset management arrangements. In order to mitigate any adverse effects of this non-performance, the Company has undertaken a strategic initiative to transition away from SunEdison as a sponsor, including establishing a stand-alone corporate structure and seeking to retain third party or in-house solutions for project-level asset management and O&M. This transition away from SunEdison is expected to be complete in the fourth quarter of 2017.

Settlement with SunEdison

As discussed in Note 1. Nature of Operations and Basis of Presentation, TerraForm Power entered into the Settlement Agreement with SunEdison on March 6, 2017. The Settlement Agreement has been approved by the Bankruptcy Court but the effectiveness of the intercompany releases and certain other provisions remain subject to the consummation of the Merger or other transaction jointly supported by the Company and SunEdison or a Stand-Alone Conversion and certain other conditions. Upon its effectiveness, subject to the foregoing conditions, the Settlement Agreement will resolve claims between TerraForm Power and SunEdison, including, among other things, claims of SunEdison against the Company for alleged fraudulent and preferential transfers and claims of the Company against SunEdison, including those outlined in the initial proof of claim filed by the Company in the SunEdison Bankruptcy on September 25, 2016 and on October 7, 2016. Under the Settlement Agreement, all such claims will be mutually released, and any agreements between SunEdison Debtors and SunEdison parties to the Settlement Agreement on the one hand and the Company on the other hand will be rejected, subject to certain limited exceptions, and no party will be deemed to have liability under those rejected agreements. The Settlement Agreement also provides that, immediately prior to the record time for the Special Dividend, all Class B shares of TerraForm Power and Class B units of Terra LLC held by SunEdison will be exchanged for Class A Shares of TerraForm Power, and TerraForm Power will issue approximately 6.6 million additional shares to SunEdison, such that, immediately prior to the effective time of the Merger, SunEdison will hold 36.9% of the fully diluted shares of TerraForm Power. SunEdison will also transfer the IDRs of Terra LLC that SunEdison holds to an affiliate of Brookfield. The TerraForm Power Board approved the Settlement Agreement upon the recommendation of the Corporate Governance and Conflicts Committee, each member of which is independent (pursuant to applicable NASDAQ rules) and does not also serve on the Board of Directors of TerraForm Global.

Management Services Agreement

Historically, general and administrative expenses - affiliate primarily represented costs incurred by SunEdison for services provided to the Company pursuant to the management services agreement ("MSA"). Pursuant to the MSA, SunEdison agreed to provide or arrange for other service providers to provide management and administrative services including legal, accounting, tax, treasury, project finance, information technology, insurance, employee benefit costs, communications, human resources and procurement to the Company. As consideration for the services provided, the Company agreed to pay SunEdison a base management fee as follows: (i) 2.5% of the Company's cash available for distribution in 2015, 2016, and 2017 (not to exceed $4.0 million in 2015, $7.0 million in 2016 or $9.0 million in 2017), and (ii) an amount equal to SunEdison's or other service provider's actual cost in 2018 and thereafter. Subsequent to the SunEdison Bankruptcy, SunEdison continued to provide some management and administrative services to the Company, including employee compensation and benefit costs, human resources, information technology and communications, but stopped providing (or reimbursing the Company for) other services pursuant to the MSA. Costs for services that SunEdison stopped providing or reimbursing the Company for are now included within general and administrative expenses in the unaudited condensed consolidated statements of operations. Further, as discussed under the Transition Services Agreement section below, the Company entered into a corporate-level transition services agreement with SunEdison on September 7, 2017 that retroactively applies to transition services provided from and after February 1, 2017. The services that SunEdison has continued to provide under the MSA are now covered under this corporate-level transition services agreement since February 1, 2017, and as a result general and administrative expenses - affiliate for 2017 primarily represents amounts incurred by the Company under this transition services agreement with SunEdison. General and administrative expenses - affiliate were $3.3 million and $4.7 million for the three and six months ended June 30, 2017, respectively, and were $2.2 million and $7.7 million, respectively, during the same periods in 2016, as reported in the unaudited condensed consolidated statements of operations.

Subject to the satisfaction of the conditions described above under Settlement with SunEdison, the MSA will be rejected as part of the Settlement Agreement entered into with SunEdison, and the Company will be deemed to have no liability, damages or claims arising out of the rejection of the MSA. In connection with the consummation of the transactions contemplated by the Merger Agreement discussed in Note 1. Nature of Operations and Basis of Presentation, including satisfaction of applicable conditions, the Company will enter into a master services agreement with Brookfield and certain affiliates of Brookfield (collectively, the "MSA Providers") pursuant to which the MSA Providers will provide certain management services to the Company commencing at the effective time of the Merger. As consideration for the services provided or arranged for by Brookfield and certain of its affiliates pursuant to the master services agreement, the Company will pay a base management fee on a quarterly basis that will be paid in arrears and calculated as follows:

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for each of the first four quarters following the closing date of the Merger, a fixed component of $2.5 million per quarter (subject to proration for the quarter including the closing date of the Merger) plus 0.3125% of the market capitalization value increase for such quarter;

•	for each of the next four quarters, a fixed component of $3.0 million per quarter plus 0.3125% of the market capitalization value increase for such quarter; and

•	thereafter, a fixed component of $3.75 million per quarter plus 0.3125% of the market capitalization value increase for such quarter.

For purposes of calculating the quarterly payment of the base management fee, the term market capitalization value increase means, for any quarter, the increase in value of the Company’s market capitalization for such quarter, calculated by multiplying the number of outstanding shares of Class A common stock as of the last trading day of such quarter by the difference between (x) the volume-weighted average trading price of a share of Class A common stock for the trading days in such quarter and (y) $9.52. If the difference between (x) and (y) in the market capitalization value increase calculation for a quarter is a negative number, then the market capitalization value increase is deemed to be zero.

O&M and Asset Management Services

O&M services, as well as asset management services, have historically been provided to the Company substantially by SunEdison pursuant to contractual agreements. The Company is in the process of transitioning away from SunEdison for these services, and these contracts are expected to be terminated or rejected no later than upon the effectiveness of the Settlement Agreement with SunEdison subject to the conditions described above under Settlement with SunEdison. As described below, the Company has entered into certain transition services agreements with SunEdison with respect to these services to facilitate this transition. Costs incurred for these services from SunEdison were $3.4 million and $9.0 million during the three and six months ended June 30, 2017, respectively, and were $8.9 million and $15.7 million, respectively, during the same periods in 2016. These costs are reported as cost of operations - affiliate in the unaudited condensed consolidated statements of operations. $1.9 million was incurred and paid to SunEdison in the first quarter of 2017 in connection with the project-level O&M and asset management transition services agreements described below. There were no material incremental fees directly paid to SunEdison in connection with these project-level transition services agreements in the second quarter of 2017, as the Company hired a substantial number of the SunEdison employees that were performing the services covered under the agreement.

Transition Services Agreements

In the first half of 2017, the Company entered into certain transition services agreements with SunEdison with respect to project-level O&M and asset management services provided by SunEdison. These transition services agreements allow the Company, among other things, to hire employees of SunEdison that are currently performing these project-level services for the Company. These transition services agreements also allow the Company to terminate project-level asset management and O&M services on 10 days advance notice. Under these agreements, the Company agreed to indemnify SunEdison for certain losses and liabilities to the extent SunEdison failed to perform services under existing services contracts as a result of the transition of SunEdison employees to the Company. SunEdison will also continue to provide certain project related services for a transitional period.

On September 7, 2017, the Company entered into a corporate-level transition services agreement with SunEdison. Pursuant to the terms of this agreement, SunEdison will continue to provide the Company, on an interim basis, certain services that SunEdison has historically provided the Company. These services include, without limitation, services related to information technology, tax, human resources, treasury, finance and controllership. The Company will pay SunEdison certain monthly fees in exchange for SunEdison's provision of the transition services. In addition to the services provided by SunEdison, the corporate-level transition services agreement contemplates that the Company will provide certain services to SunEdison. These specific services will be determined based on the needs of the parties, and will be charged at rates consistent with past practice. This transition service agreement, and the parties' obligations thereunder, will apply retroactively to transition services provided from and after February 1, 2017, and will terminate no later than October 31, 2017 (unless otherwise provided in the agreement or previously terminated in accordance with the agreement).

Engineering, Procurement and Construction Contracts and Module Warranties

SunEdison served as the prime construction contractor for most of the Company's renewable energy facilities acquired from SunEdison pursuant to engineering, procurement and construction contracts with the Company's project-level subsidiaries. These contracts are generally fixed price, turn-key construction contracts that include workmanship and other warranties with respect to the design and construction of the facilities that survive for a period of time after the completion of construction. These contracts or related contracts (including O&M agreements) also often include production or availability guarantees with respect to the output or availability of the facility that survive completion of construction. Moreover, the Company also generally obtained solar module warranties from SunEdison, including workmanship warranties and output guarantees, for those solar facilities that the Company acquired from SunEdison that utilized SunEdison modules. Third party insurance has been procured by SunEdison to back-stop payment of warranty claims for SunEdison modules purchased from January of 2011 through January of 2017.

During the first quarter of 2017, the Company received $7.0 million from SunEdison in satisfaction of outstanding claims made under engineering, procurement and construction contracts, of which $4.8 million related to the Company's renewable energy facility located in Chile and compensated the relevant project company as the facility's performance during the warranty period was below that guaranteed by an affiliate of SunEdison under the applicable EPC contract. These receipts were treated as equity contributions from SunEdison within Net SunEdison investment on the unaudited condensed consolidated statement of stockholders' equity for the six months ended June 30, 2017.

Amended Interest Payment Agreement

On January 28, 2015, Terra LLC and Terra Operating LLC entered into an amended and restated interest payment agreement (the “Amended Interest Payment Agreement”) with SunEdison. Pursuant to the Amended Interest Payment Agreement, SunEdison agreed to pay amounts equal to a portion of each scheduled interest payment of the Senior Notes due 2023, beginning with the first scheduled interest payment on August 1, 2015, and continuing through the scheduled interest payment on August 1, 2017. Amounts were to be paid by SunEdison as follows: (1) in respect of the first scheduled interest payment, $16.0 million, less amounts already paid by SunEdison under the initial interest payment agreement entered into with SunEdison immediately prior to the completion of the Company's IPO, (2) in respect of each scheduled interest payment in 2016, $8.0 million, and (3) in respect of each scheduled interest payment in 2017, $8.0 million, provided that the maximum amount payable by SunEdison under the Amended Interest Payment Agreement (inclusive of amounts already paid under the initial interest payment agreement) would not exceed $48.0 million (plus any interest due on any payment not remitted when due). SunEdison is not be obligated to pay any amounts payable under the Senior Notes due 2023 in connection with an acceleration of the indebtedness thereunder. The Company received an $8.0 million equity contribution from SunEdison pursuant to the Amended Interest Payment Agreement during the first quarter of 2016, which was accrued for as of the end of 2015. As of the first quarter of 2016, the Company had received a cumulative amount of $24.0 million under the Amended Interest Payment Agreement and initial interest payment agreement from SunEdison with $24.0 million of scheduled payments due in future periods. The Company has not received any payments from SunEdison pursuant to the Amended Interest Payment Agreement since the first quarter of 2016.

On July 29, 2016, SunEdison delivered a notice purporting to terminate the Amended Interest Payment Agreement. The notice alleged that SunEdison's bankruptcy permits termination as of right without following the bankruptcy procedures for rejection of executory contracts. Subject to the satisfaction of the conditions described above under Settlement with SunEdison, the Amended Interest Payment Agreement will be rejected as part of the Settlement Agreement entered into with SunEdison without further liability, claims or damages on the part of the Company.

Support Agreement and Intercompany Agreement

The Company entered into a project support agreement with SunEdison (the "Support Agreement") on July 23, 2014, which provided the Company the option to purchase additional renewable energy facilities from SunEdison. The Support Agreement also provided the Company a right of first offer with respect to certain other renewable energy facilities. During the first quarter of 2016, the Company acquired renewable energy facilities with a combined nameplate capacity of 19.2 MW from SunEdison under the Support Agreement. The Company paid SunEdison $39.0 million for the acquisition of these facilities, of which $9.7 million was paid in the first quarter of 2016 and $29.3 million was paid in the third quarter of 2016. The Company has not acquired any renewable energy facilities from SunEdison since the first quarter of 2016.

In connection with the Company's acquisition of certain operating renewable energy facilities from First Wind in January of 2015, the Company and SunEdison entered into an agreement (the "Intercompany Agreement") pursuant to which the Company was granted the option to purchase additional renewable energy facilities in the First Wind pipeline from SunEdison. The Company has not acquired any renewable energy facilities from SunEdison under the Intercompany Agreement since the fourth quarter of 2015.

Subject to the satisfaction of the conditions described above under Settlement with SunEdison, the Support Agreement and Intercompany Agreement will be rejected as part of the Settlement Agreement entered into with SunEdison without further liability, claims or damages on the part of the Company. Upon consummation of the transactions contemplated by the Merger Agreement as discussed in Note 1. Nature of Operations and Basis of Presentation, the Company will enter into the "Relationship Agreement" with Brookfield pursuant to which Brookfield will provide the Company with a right of first offer on certain operating wind and solar assets that are owned by Brookfield and certain of its affiliates and are located in North America and certain other Western European nations.

The Company believes it continues to maintain a call right over 0.5 GW (net) of operating wind power plants that are owned by a warehouse vehicle that was owned and arranged by SunEdison (the "AP Warehouse"). SunEdison has sold its equity interest in the AP Warehouse to an unaffiliated third party.

Insurance Allocation Agreements

     The Company, TerraForm Global, Inc., SunEdison and certain of their respective directors and officers shared $150.0 million of directors’ and officers’ liability insurance policies that covered the period from July 15, 2015 to July 14, 2016 (the “D&O Insurance”). SunEdison and the independent directors of SunEdison (the “SUNE D&O Parties”) entered into an agreement, dated March 27, 2017 and amended on June 7, 2017, with the Company, TerraForm Global, Inc., their respective current directors and certain of their respective current officers (the “YieldCo D&O Parties”) related to the D&O Insurance. Among other things, this agreement provides that: (i) the YieldCo D&O Parties consent to a $32.0 million payment to SunEdison from the D&O Insurance in connection with the settlement of claims proposed to be brought by the unsecured creditors’ committee in the SunEdison Bankruptcy under a motion in the SunEdison Bankruptcy case for derivative standing; (ii) for a specified period of time, the SUNE D&O Parties and the YieldCo D&O Parties agree to cooperate in trying to reach settlements of certain lawsuits pending against the YieldCo D&O Parties arising from a variety of alleged prepetition actions and transactions, including, but not limited to, the initial public offering of TerraForm Global, Inc. and other securities transactions, and SunEdison agrees to consent to such proposed settlements to be funded by up to $32.0 million from the D&O Insurance; and (iii) for a specified period of time, SunEdison, its independent directors, the Company and TerraForm Global, Inc. will not assert certain payment priority provisions of the D&O Insurance. The agreement was approved by the Bankruptcy Court on June 28, 2017.

On August 31, 2017, the Company, TerraForm Global, Inc., SunEdison and certain of their respective current and former directors and officers entered into a second agreement related to the D&O insurance, which the Company refers to as the second D&O insurance allocation agreement. Among other things, the second D&O insurance allocation agreement provided that: (i) no party to the second D&O insurance allocation agreement would object to the settlement of the Chamblee Class Action (as discussed in Note 14. Commitments and Contingencies) with the use of $13.63 million of the D&O insurance; (ii) no party to the second D&O insurance allocation agreement would object to the settlement of the derivative action on behalf of TerraForm Global, Inc. captioned Aldridge v. Blackmore, et al., No. 12196-CB (Del. Ch.), with the use of $20.0 million of the D&O insurance; (iii) TerraForm Global, Inc. would have the full and exclusive right to an additional $20.0 million of the remaining limit of the D&O insurance for use in its sole discretion; (iv) the Company and TerraForm Global, Inc. would also have access to an additional D&O insurance payment of $0.4 million for defense costs; (v) SunEdison’s current and former directors and officers would have the full and exclusive rights to the remaining limits of the D&O insurance; and (vi) all parties to the second D&O insurance allocation agreement waived any right they might otherwise have under the D&O insurance to request or instruct the insurers to defer or stop any insurance payments to which the Company is entitled under the second insurance allocation agreement. On September 11, 2017, the Bankruptcy Court granted approval of the second D&O insurance allocation. In connection with the second D&O insurance allocation agreement, the Company and TerraForm Global, Inc. entered into an agreement pursuant to which TerraForm Global, Inc. agreed to indemnify and reimburse the Company for certain legal costs and expenses related to the defense or settlement of the Chamblee Class Action that are not covered by the D&O insurance.

In addition to the insurance allocation agreements, from time to time, the Company agreed to orders or stipulations with SunEdison and TerraForm Global, Inc. in connection with the SunEdison Bankruptcy related to, among other things, insurance proceeds, interim operating protocols, bankruptcy filing protocols and other matters.

Due to SunEdison and affiliates, net

All amounts incurred by the Company and not paid as of the balance sheet date for asset management, O&M and transition services received from SunEdison or for renewable energy facilities acquired from SunEdison are reported as a payable to SunEdison, and services provided to SunEdison under the transition services agreement that SunEdison has not paid for as of the balance sheet date are recorded as a receivable from SunEdison. Additionally, amounts owed to the Company from TerraForm Global, Inc. as discussed below are recorded as a receivable from TerraForm Global, Inc. As of June 30, 2017 and December 31, 2016, the Company had a net payable to SunEdison and its affiliates of $15.2 million and $16.7 million, respectively, which is reported as Due to SunEdison and affiliates, net in the unaudited condensed consolidated balance sheets. As a result of the SunEdison Bankruptcy, the Company recognized a $0.8 million loss within loss on receivables - affiliate in the unaudited condensed consolidated statement of operations for the six months ended June 30, 2016 related to recording a bad debt reserve for outstanding receivables from the SunEdison Debtors.

Arrangements with TerraForm Global

In January 2017, the Company entered into a Use and Occupancy Agreement with TerraForm Global, LLC, pursuant to which the Company granted a license to use its office space in Bethesda, Maryland that is leased by the Company and is the shared corporate headquarters of the Company and TerraForm Global, Inc. until the earlier to occur of June 30, 2018 and the termination of the underlying lease. TerraForm Global, LLC has agreed to pay the Company for one-third of the rent and other amounts due to the landlord under the underlying lease, which is expected to be equal to an aggregate of $0.8 million in 2017, and certain additional service fees. For the six months ended June 30, 2017, $0.4 million was charged to TerraForm Global, LLC under this agreement.

The Company has entered into service contracts with various vendors for information technology and enterprise resource planning systems. TerraForm Global, Inc. is not a party to any of these contracts and has no direct contractual liability to third parties thereunder, however TerraForm Global, Inc. uses these systems in cooperation with the Company, and the costs of such systems will be allocated between the Company and TerraForm Global, Inc. As of June 30, 2017 and December 31, 2016, the Company capitalized $0.7 million and $0.4 million, respectively, of expenses related to development costs of the new enterprise resource planning systems. For the six months ended June 30, 2017, no amounts were paid under this agreement.

In addition, certain employees of the Company provide general management services to TerraForm Global, Inc., and a portion of the costs associated with such employees is allocated to TerraForm Global, Inc. As of June 30, 2017, the cost charged to TerraForm Global, Inc. for the services being provided by employees of the Company was $0.7 million.

As of June 30, 2017 and December 31, 2016, the Company had a net receivable from TerraForm Global, Inc. of $2.6 million and $0.8 million, respectively, which is reported within Due to SunEdison and affiliates, net in the unaudited condensed consolidated balance sheets.

Incentive Distribution Rights

Immediately prior to the completion of the IPO on July 23, 2014, Terra LLC entered into the Amended and Restated Operating Agreement of Terra LLC which granted SunEdison 100% of the IDRs of Terra LLC. IDRs represent the right to receive increasing percentages (15.0%, 25.0% and 50.0%) of Terra LLC’s quarterly distributions after the Class A Units, Class B units, and Class B1 units of Terra LLC have received quarterly distributions in an amount equal to $0.2257 per unit (the "Minimum Quarterly Distribution") and the target distribution levels have been achieved. SunEdison has held 100% of the IDRs since the completion of the IPO. SunEdison has pledged the IDRs as collateral under its DIP financing and its first and second lien credit facilities and second lien secured notes. As of June 30, 2017 and December 31, 2016, there were no Class B1 units of Terra LLC outstanding. There were no payments for IDRs made by the Company during the three and six months ended June 30, 2017 and 2016.

As discussed in Note 1. Nature of Operations and Basis of Presentation, SunEdison agreed to deliver the outstanding IDRs held by SunEdison or certain of its affiliates to TerraForm Power or its designee and in connection therewith, concurrently with the execution and delivery of the Merger Agreement, TerraForm Power, Terra LLC, Brookfield IDR Holder and SunEdison and certain of its affiliates have entered into the IDR Transfer Agreement which provides that, subject to satisfaction of the conditions in the Merger Agreement, SunEdison affiliates will transfer all of the IDRs to Brookfield IDR Holder at the effective time of the Merger on the terms and conditions set forth in the IDR Transfer Agreement. At the closing of the Merger, the limited liability company agreement of Terra LLC will be amended and restated to, among other things, reset the IDR thresholds of Terra LLC to establish a first distribution threshold of $0.93 per share of Class A common stock and a second distribution threshold of $1.05 per share of Class A common stock. As a result of this amendment and restatement, amounts distributed from Terra LLC would be distributed on a quarterly basis as follows:

•	first, to the Company in an amount equal to the Company’s outlays and expenses for such quarter;

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second, to holders of Class A units, until an amount has been distributed to such holders of Class A units that would result, after taking account of all taxes payable by the Company in respect of the taxable income attributable to such distribution, in a distribution to holders of shares of Class A common stock of $0.93 per share (subject to adjustment for distributions, combinations or subdivisions of shares of Class A common stock) if such amount were distributed to all holders of shares of Class A common stock;

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third, 15% to the holders of the IDRs and 85% to the holders of Class A units until a further amount has been distributed to holders of Class A units in such quarter that would result, after taking account of all taxes payable by the Company in respect of the taxable income attributable to such distribution, in a distribution to holders of shares of Class A common stock of an additional $0.12 per share (subject to adjustment for distributions, combinations or subdivisions of shares of Class A common stock) if such amount were distributed to all holders of shares of Class A common stock; and

•	thereafter, 75% to holders of Class A units and 25% to holders of the IDRs.

Commitments to Acquire Renewable Energy Facilities from SunEdison

As of June 30, 2017, the Company did not have any open commitments to acquire renewable energy facilities from SunEdison, other than as discussed and defined directly below with respect to the Invenergy Wind Option Agreements.

In connection with the Company's acquisition of certain operating wind power plants from Invenergy Wind in December of 2015, Sun Edison LLC, a wholly owned subsidiary of SunEdison, acting as intermediary, entered into certain option arrangements with Invenergy Wind for its remaining 9.9% interest in the acquired companies that are located in the U.S. (the "Invenergy Wind Interest"). Simultaneously, Terra LLC entered into a back to back option agreement with Sun Edison LLC on substantially identical terms (collectively the "Option Agreements"). The Option Agreements effectively permit (i) Terra LLC to exercise a call option to purchase the Invenergy Wind Interest over a 180-day period beginning on September 30, 2019, and (ii) Invenergy Wind to exercise a put option with respect to the Invenergy Wind Interest over a 180-day period beginning on September 30, 2018. The exercise prices of the put and call options described above would be based on the determination of the fair market value of the Invenergy Wind Interest at the time the relevant option is exercised, subject to certain minimum and maximum thresholds set forth in the Option Agreements. As part of the Settlement Agreement (which was approved by the Bankruptcy Court), with certain limited exceptions, all agreements, including the Option Agreement between Terra LLC and Sun Edison LLC, will be rejected as of the effectiveness of the settlement, which will occur upon the consummation of the Merger, subject to satisfaction of conditions precedent, or an alternative transaction that is jointly supported by the Company and SunEdison or a Stand-Alone Conversion. If the Option Agreement is rejected under the Settlement Agreement, the Company would not expect to be obligated to perform on its Option Agreement.